Condensed Parent Company Information	12 Months Ended
Feb. 29, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Parent Company Information

22. CONDENSED PARENT COMPANY INFORMATION

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the Parent Company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and VIEs.

Investments in subsidiaries and VIEs

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the intercompany transactions and balances were eliminated upon consolidation. For purpose of the Company’s standalone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s profits or deficit in subsidiaries were reported as equity in income or losses of subsidiaries in the accompanying parent company financial statements.

Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to $nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this parent only information, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiary regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The following represents condensed unconsolidated financial information of Four Seasons Education (Cayman) Inc.

a. Condensed Balance Sheets

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Current assets
Cash and cash equivalents	65,987	73,528	10,215
Short-term investment under fair value	156,639	82,791	11,502
Long-term investments under fair value - current	135,201	14,122	1,962
Amounts due from subsidiaries and consolidated VIEs	3	4	1
Other current assets	970	1,334	186
Total current assets	358,800	171,779	23,866
Non-current assets
Restricted cash	—	121,472	16,877
Long-term investment under fair value – non - current	122,352	124,990	17,365
Investments in subsidiaries and consolidated VIEs	13,583	94,817	13,173
Total non-current assets	135,935	341,279	47,415
Total assets	494,735	513,058	71,281
Accrued expenses and other current liabilities	2,314	1,446	201
Amounts due to subsidiaries and consolidated VIEs	34,689	35,322	4,907
Other liabilities	-	1,287	179
Total liabilities	37,003	38,055	5,287
Ordinary Shares (US$0.0001 par value; 500,000,000 shares authorized, 21,189,215 and 21,163,416 shares issued and outstanding as of February 28, 2023 and February 29, 2024, respectively)	14	14	2
Additional paid-in capital	780,191	783,313	108,828
Treasury shares (2,912,768 and 2,938,567 shares as of February 28, 2023 and February 29, 2024, respectively)	(55,931)	(56,090)	(7,793)
Accumulated deficit	(282,300)	(277,339)	(38,531)
Accumulated other comprehensive income	15,758	25,105	3,488
Total equity	457,732	475,003	65,994
Total liabilities and equity	494,735	513,058	71,281

b. Condensed Statements of Operations and Comprehensive (Loss) Income

	For the Year Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
	RMB	RMB	RMB	USD
Operating expenses	(4,373)	(11,766)	(6,085)	(845)
Interest income, net	—	837	6,518	906
Realized gain (loss) in investments	1,749	1,867	3,207	446
Unrealized holding (loss) gain in investments	(2,855)	(3,794)	3,910	543
Other income (expenses), net	376	(618)	8	1
(Loss) Income from investments in subsidiaries, VIEs and VIEs’ subsidiaries	(73,487)	(16,192)	(2,597)	(361)
(Loss) Income before income taxes and loss from equity method investments	(78,590)	(29,666)	4,961	690
Income tax (expense) benefit	—	—	—	—
Loss from equity method investment	(34,872)	—	—	—
Net (loss) income	(113,462)	(29,666)	4,961	690
Foreign currency translation adjustments	(9,479)	38,526	9,347	1,299
Comprehensive (loss) income	(122,941)	8,860	14,308	1,989

c. Condensed Statements of Cash Flows

	For the Year Ended
	February 28,	February 28,	February 29,
	2022	2023	2024
	RMB	RMB	RMB	USD
Net cash (used in) provided by operating activities	(2,826)	16,945	931	129
Purchases of short-term investments under fair value	—	(175,848)	(103,145)	(14,330)
Purchases of long-term investments under fair value	—	(145,910)	(93,280)	(12,960)
Proceeds from maturity of investments	97,136	164,564	327,495	45,500
Net cash provided by (used in) investing activities	97,136	(157,194)	131,070	18,210
Proceeds from related parties loans	—	—	1,287	179
Repayment to related parties loans	—	—	1	—
Repurchase of ordinary shares	(27,795)	(239)	(159)	(22)
Net cash (used in) provided by financing activities	(27,795)	(239)	1,129	157
Effect of exchange rate changes	(3,932)	27,389	(4,117)	(572)
Net increase (decrease) in cash and, cash equivalents and restricted cash	62,583	(113,099)	129,013	17,924
Cash and, cash equivalents and restricted cash at beginning of the year	116,503	179,086	65,987	9,168
Cash and, cash equivalents and restricted cash at end of the year	179,086	65,987	195,000	27,092